Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	As of August 31,
	2022	2023
	RMB	RMB
Buildings	254,428	315,020
Leasehold improvement	336,450	376,071
Motor vehicles	1,839	2,982
Electronic equipment	58,425	63,000
Office equipment	125,630	141,750
Furniture and other equipment	60,017	54,689
Others	65,235	70,817
Less: accumulated depreciation	(531,195)	(619,715)
Construction in progress	22,448	9,611
Property and equipment, net	393,277	414,225